Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Data (Unaudited)
Note 26. Quarterly Financial Data (Unaudited)

Note 26. Quarterly Financial Data (Unaudited)

A summary of financial data for the four quarters of 2020 and 2019 is presented below:

2020	March 31,	June 30,	September 30,	December 31,

Interest income	$7,772,152	$8,191,442	$8,086,866	$9,011,834
Interest expense	1,476,393	1,206,909	1,050,780	1,112,604
Provision for loan losses	376,503	307,499	362,499	542,499
Non-interest income	1,353,707	1,762,102	1,941,295	1,714,620
Non-interest expense	5,093,219	4,987,453	5,104,717	5,206,352
Net income	1,861,239	2,842,311	2,880,443	3,174,509
Earnings per common share	0.35	0.54	0.54	0.60

2019	March 31,	June 30,	September 30,	December 31,

Interest income	$7,698,368	$8,262,422	$7,906,454	$7,891,564
Interest expense	1,538,540	1,546,953	1,509,033	1,548,595
Provision for loan losses	212,503	141,666	412,499	299,499
Non-interest income	1,318,700	1,434,138	1,597,332	1,595,896
Non-interest expense	5,155,924	5,079,060	4,863,716	4,782,580
Net income	1,771,905	2,419,298	2,261,943	2,371,300
Earnings per common share	0.34	0.46	0.43	0.45